UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22768
Investment Company Act file number:

Sound Point Floating Rate Income Fund
(Exact name of registrant as specified in charter)

375 Park Avenue, 25th Floor
 New York, New York 10152
 (Address of principal executive offices) (Zip code)

Stephen J. Ketchum
c/o Sound Point Capital Management, L.P.
375 Park Avenue, 25th Floor
New York, NY 10152
(Name and address of agent for service)

(212) 895-2260
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Sound Point Floating Rate Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2013

	Effective interest rate1	Due date	Cost	Fair value

Bank Loans2 — 98.31%3
Agricultural Suppy & Distribution — 4.38%3
Arysta LifeScience	4.50%	5/22/2020	$132,335	$133,790
Jimmy Sanders, Inc.	4.75	11/14/2018	172,000	173,505
Jimmy Sanders, Inc.	11.50	5/13/2019	436,175	453,200
Total Agricultural Suppy & Distribution			740,510	760,495

Breweries — 2.89%3
North American Breweries	7.50	12/6/2018	488,775	501,244
Total Breweries			488,775	501,244

Broadcasting — 1.89%3
NEP Broadcasting, LLC	9.50	7/3/2020	141,429	148,334
Univision Communications Inc.	4.00	3/1/2020	180,000	179,000
Total Broadcasting			321,429	327,334

Building Products — 3.97%3
C.H.I. Overhead Doors	5.5	3/15/2020	182,085	184,263
Custom Building Products	6.00	12/14/2019	493,886	505,111
Total Building Products			675,971	689,374

Chemicals — 3.19%3
Ascend Performance Materials	6.75	4/10/2018	492,513	502,462
INEOS	4.00	5/4/2018	51,000	51,082
Total Chemicals			543,513	553,544

Cinema Services — 0.84%3
Digital Cinema Implementation Partners, Inc.	3.25	5/14/2021	92,000	92,575
Hoyts	8.25	5/22/2020	52,470	53,927
Total Cinema Services			144,470	146,502

Communication Services — 6.12%3
ConvergeOne	9.25	4/4/2019	451,130	451,130
Grande Communications Networks LLC	4.50	5/24/2020	113,430	114,286
FairPoint Communications, Inc.	7.50	2/14/2019	495,000	496,042
Total Communication Services			1,059,560	1,061,458

Communication Technology — 3.00%3
Alcatel-Lucent	7.25	1/31/2019	248,128	252,700
Sorenson Communications	9.50	10/31/2014	268,719	268,014
Total Communication Technology			516,847	520,714

Consumer Products — 1.44%3
Hunter Fan Company	6.50	12/20/2018	247,500	250,625
Total Consumer Products			247,500	250,625

Customs Brokerage — 1.24%3
Livingston International	9.00	3/27/2020	206,780	215,088
Total Customs Brokerage			206,780	215,088

Distribution & Warehousing —1.47%3
Lineage Logistics Holdings, LLC	4.50	4/25/2019	252,730	255,748
Total Distribution & Warehousing			252,730	255,748

Education Services — 2.01%3
McGraw-Hill Education	9.00	3/15/2019	337,560	347,892
Total Education Services			337,560	347,892

Energy Services — 0.27%3
Murray Energy Corporation	4.75	5/15/2019	45,770	46,864
Total Energy Services			45,770	46,864

Financial Services — 10.94%3
BATS Global Markets, Inc.	7.00	12/14/2018	444,000	465,969
ION Trading	4.50	5/22/2020	132,335	134,440
iStar Financial	4.50	10/15/2017	474,509	480,499
J.G. Wentworth	9.00	2/8/2019	241,250	249,375
Liquidnet Holdings, Inc.	9.25	4/15/2019	226,710	230,718
Walter Investment Management Corp.	5.75	11/15/2017	330,149	336,121
Total Financial Services			1,848,953	1,897,122

Food Service — 0.30%3
CSM Bakery Products	8.50	5/6/2020	51,480	52,520
Total Food Service			51,480	52,520

Forest Products — 1.45%3
Vestcom International, Inc.	7.00	12/27/2018	245,634	251,245
Total Forest Products			245,634	251,245

Gaming — 0.27%3
Horseshoe Baltimore	8.25	4/26/2020	45,540	47,552
Total Gaming			45,540	47,552

Health Care Services — 2.89%3
Therakos, Inc.	7.50	1/18/2018	241,894	251,869
Therakos, Inc.	11.25	7/18/2018	242,500	248,750
Total Health Care Services			484,394	500,619

Insurance Services — 3.61%3
Applied Systems, Inc.	8.25	6/8/2017	85,892	87,221
Cooper Gay Swett & Crawford Ltd.	8.25	10/5/2020	91,605	94,860
StoneRiver, Inc.	4.50	11/29/2019	219,895	221,597
StoneRiver, Inc.	8.50	5/14/2020	219,895	222,105
Total Insurance Services			617,287	625,783

Laundry Services — 1.18%3
Coinmach	4.25	11/15/2019	200,990	203,838
Total Laundry Services			200,990	203,838

Manufacturing — 4.84%3
Consolidated Precision Products	5.75	12/20/2019	250,000	250,937
Consolidated Precision Products	10.50	6/19/2020	245,000	264,375
Grede Holdings LLC	7.75	4/3/2017	23,130	23,401
Grede Holdings LLC	4.50	4/3/2017	220,508	223,094
Power Team	8.25	11/15/2020	77,220	78,000
Total Manufacturing			815,858	839,807

Manufacturing Services — 4.75%3
Diversified Machine Inc.	9.25	12/21/2018	488,659	508,604
Schrader International, Inc.	10.50	4/26/2018	216,365	215,833
Utex Industries, Inc.	8.75	4/10/2021	53,730	54,900
Waddington Electronics Inc.	6.00	5/20/2020	43,780	44,330
Total Manufacturing Services			802,534	823,667

Marine Transportation and Manufacturing — 1.36%3
American Commercial Lines	7.50	9/15/2019	102,900	104,212
U.S. Shipping Corp	9.00	3/29/2021	129,690	131,380
Total Marine Transportation and Manufacturing			232,590	235,592

Marketing Services — 1.83%3
Advantage Sales & Marketing LLC (ASM)	8.25	6/12/2018	64,000	65,067
Merrill Corporation	7.25	3/8/2018	246,881	251,869
Total Marketing Services			310,881	316,936

Media Products — 1.90%3
Playboy Enterprises, Inc.	7.25	2/15/2017	323,080	329,640
Total Media Products			323,080	329,640

Oil & Natural Gas — 2.96%3
NFR Energy	8.75	12/31/2018	495,000	513,333
Total Oil & Natural Gas			495,000	513,333

Organic Grocery Stores — 0.83%3
Sprouts Farmers Market, LLC	4.50	3/28/2020	143,280	144,720
Total Organic Grocery Stores			143,280	144,720

Packaging Supplier — 1.68%3
Berlin Packaging, LLC	8.75	3/27/2020	233,124	236,640
RanPak Corp.	8.50	3/28/2020	53,460	55,350
Total Packaging Supplier			286,584	291,990

Pharmaceutical Products — 3.14%3
Alvogen	7.00	5/31/2019	180,180	184,730
Covis Pharmaceuticals, Inc.	6.00	4/24/2019	358,000	359,790
Total Pharmaceutical Products			538,180	544,520

Real Estate Services — 1.04%3
RentPath, Inc.	6.25	5/22/2020	178,360	179,962
Total Real Estate Services			178,360	179,962

Relocation Services — 2.88%3
SIRVA, Inc.	7.50	3/30/2019	490,000	500,000
Total Relocation Services			490,000	500,000

Retail — 2.97%3
Collective Brands, Inc.	7.25	9/19/2019	249,375	252,803
J.C. Penney Company, Inc.	6.00	5/21/2018	256,710	262,080
Total Retail			506,085	514,883

Technology Services — 5.38%3
Datapipe	9.25	9/7/2019	246,250	254,844
Internet Brands, Inc.	6.25	3/13/2020	85,140	86,457
Latisys	6.50	2/28/2019	455,795	460,428
Lightower Fiber Networks	8.00	3/26/2021	127,710	131,903
Total Technology Services			914,895	933,632

Technology Software — 4.66%3
Aderant Holdings, Inc.	6.25	12/20/2018	495,000	500,000
RedPrairie Corporation	6.75	12/14/2018	296,680	307,844
Total Technology Software			791,680	807,844

Telecommunication Services — 3.30%3
Global Tel*Link Corporation	9.00	5/21/2020	468,440	475,012
Securus Technologies, Inc.	9.00	4/2/2021	95,040	96,880
Total Telecommunication Services			563,480	571,892

	Travel Services — 1.44%3
	Apple Leisure Group	7.00	2/28/2019	247,500	249,375
	Total Travel Services			247,500	249,375

	Total Bank Loans			16,715,680	17,053,353

Short Term Investments — 18.51%3
	US Bank Money Market 5, 0.04%4			3,210,663	3,210,663
	Total Short Term Investments			3,210,663	3,210,663

Total Investments — 116.82%3				$19,926,343	20,264,016
Other liabilities and assets — (16.82)%3					(2,917,555)
	Net Assets — 100%3				$17,346,461

1	The effective interest rates are based on settled commitment amount.
2
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.  These loans pay interest at rates which adjust periodically.  The interest rates show for the bank loans are the current interest rates as of May 31, 2013.  Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted.  As a result, the remaining maturity may be substantially less than the stated maturity shown.

3	Calculated as a percentage of net assets.
4	Rate reported is the current yield as of May 31, 2013.

Valuation of Investments

The Fund’s investments in fixed income securities are generally valued using the prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the valuation policies and procedures approved by the Fund’s Board of Trustees (the “Board”).

The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable loan quotations from loan dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine the current value.

The Fund’s investments in bank loans are normally valued at the mid between the bid and ask obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Board.

In certain cases authorized pricing service vendors may not provide prices for a security held by the Fund, or the price provided by such pricing service vendor is deemed unreliable by the Adviser. In such cases, the Fund may use market maker quotations provided by an established market maker for that security (i.e., broker quotes) to value the security if the Adviser has experience obtaining quotations from the market maker and the Adviser determines that quotations obtained from the market maker in the past have generally been reliable (or, if the Adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable). In any such case, the Adviser will review any market quotations so obtained in light of other information in its possession for their general reliability.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans and the private syndication thereof, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Valuation adjustments are not applied to Level 1 investments.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these investments does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans (a)	$-	$17,053,353	$-	$17,053,353
Other:
Short-Term Investments (b)	3,210,663	-	-	3,210,663
Total Assets	$3,210,663	$17,053,353	$-	$20,264,016

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at May 31, 2013.

Income Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code (“Code”) in order to qualify as a regulated investment company (“RIC”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes all of its taxable income and net capital gains to its shareholders.

As of May 31, 2013, the Fund did not have any tax position that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax returns are open for examination by tax authorities for a period of three years from the date such returns were filed.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Sound Point Floating Rate Income Fund

By (Signature and Title) /s/ Stephen J. Ketchum
                                           Stephen J. Ketchum, President

Date   July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stephen J. Ketchum
                                           Stephen J. Ketchum, President

Date   July 26, 2013

By (Signature and Title)  /s/ Kevin Gerlitz
                                            Kevin Gerlitz, Treasurer

Date   July 26, 2013